Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 7 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurement”, approximates the carrying amounts represented on the balance sheet.

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are as follows:

Commodity Derivatives

The Company’s commodity price derivatives primarily represent crude oil collar contracts (some with long calls), fixed price swap contracts and differential swap contracts. The asset and liability measurements for the Company’s commodity price derivative contracts are determined using Level 2 inputs. The asset and liability values attributable to the Company’s commodity price derivatives were determined based on inputs that include, but not limited to, the contractual price of the underlying position, current market prices, crude oil forward curves, discount rates, and volatility factors. The Company had a net derivative liability of $1,051,190 as of June 30, 2026 and a net derivative asset of $63,334 as of December 31, 2025.

Convertible Note embedded conversion option

During the six months ended June 30, 2026, certain of the Company’s convertible note agreements contained conversion terms that may require the debt to be settled with a variable number of shares based on discounted pricing to market of the Company’s Class A Common Stock. Under ASC 815, the instrument is accounted for at fair value, which are determined using level 3 inputs.

The Company estimated the fair value of the derivative liability as of June 30 2026, and at each respective issuance date using a Monte-Carlo simulation model, and the following key assumptions:

	June 30, 2026			Issuance Dates

Term, in years	0.50	-	1.58	0.91	-	1.50
Expected volatility		132.9%		105.6	-	123.9%
Risk-free interest rate	3.90	-	3.99%	3.45	-	3.65%
Expected dividend yield		0.0%			0.0%
Continuous discount rate	21.17	-	21.92%	14.21	-	16.85%
Discount factor	0.72	-	0.98	0.81	-	0.96

Upon conversion, the Company estimated the fair value of the derivative liability as the share price on the date of conversion multiplied by the shares issued upon conversion, less the principal amount converted.

The following table represents the activity related to the embedded conversion options during the six months ended June 30, 2026:

Derivative liability as of December 31, 2025	$407,366
Value of derivative upon issuance of White Lion Notes	1,129,180
Value of derivative settled upon conversion of notes	(257,415)
Change in fair value of derivative liability	89,816
Derivative liability as of June 30, 2026	$1,368,947

As of June, 2026, a total of $437,838 of the derivative liability is classified as current based on the maturity date of the related White Lion Note

Put Option Right

The Company has determined that the Put Option Right is a derivative liability required to be bifurcated from its host instrument. This liability was recorded as a liability at fair value on the consolidated balance sheet as of the reporting date in accordance with ASC 815. The fair value of the liability was estimated using a Monte-Carlo Simulation in a risk-neutral framework. Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the estimated term to exercise and then discounted back to present. Finally, the value of the Put Option Right is calculated as the average present value over all simulated paths.

The Company estimated the fair value of the Put Option Right to be $1,803,000 and $2,309,000 as of June 30, 2026 and December 31, 2025, respectively. The Company recognized gains from the change in fair value of the derivative liability of $435,000 and $506,000, for the three and six months ended June 30, 2026, respectively and $449,000 and $562,000 for the three and six months ended June 30, 2025, respectively. The Company estimated the fair value of the derivative liability as of June 30, 2026 using a Monte-Carlo simulation model, and the following key assumptions: 1) Estimated CEO tenure of approximately 7.8 years from his appointment in December 2023; 2) equity volatility of 96.9%; 3) risk free-rate of 4.17%; and 4) an estimated discount rate of 18.88%. The Company will accrete the value of the mezzanine equity to redemption value over the estimated period until exercise when the estimated redemption value exceeds the estimated fair value of the derivative liability. The estimated fair value of the Put Option Right is considered a level 3 fair value measurement.

Nonrecurring Basis

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued expenses, approximates their fair value due to the short maturity of such instruments. Financial instruments also consist of debt for which fair value approximates carrying values as the debt bears interest at fixed or variable rates which are reflective of current rates otherwise available to the Company. The Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

NOTE 8— FAIR VALUE OF FINANCIAL INSTRUMENTS:

The fair value of the Company’s assets and liabilities not recorded at fair value on a recurring basis, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurement”, approximates the carrying amounts represented on the balance sheet.

The Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

 Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are as follows:

Commodity Derivatives

The Company’s commodity price derivatives primarily represent crude oil collar contracts (some with long calls), fixed price swap contracts and differential swap contracts. The asset and liability measurements for the Company’s commodity price derivative contracts are determined using Level 2 inputs. The asset and liability values attributable to the Company’s commodity price derivatives were determined based on inputs that include, but not limited to, the contractual price of the underlying position, current market prices, crude oil forward curves, discount rates, and volatility factors. The Company had a net derivative asset of $63,334 and $106,397 as of December 31, 2025 and 2024, respectively.

Convertible Note Liability

During the year ended December 31, 2024, certain of the Company’s convertible note agreements contained conversion terms that may require the debt to be settled with a variable number of shares based on discounted pricing to market of the Company’s Class A Common Stock. Under ASC 480, the instrument is accounted for at fair value, which are determined using level 3 inputs. As of December 31, 2025, none of the outstanding convertible note agreements contained the same conversion terms that may require the debt to be settled with a variable number of shares based on discounted pricing to market of the Company’s Class A Common Stock.

The following table represents the weighted average inputs used in calculating the fair value of the conversion features of the convertible notes on the date of issuance and December 31, 2024:

	December 31, 2024	Issuance Date

Term, in years	2.92	3
Expected volatility	83.2%	82.40%
Risk-free interest rate	4.27%	4.25%
Expected dividend yield	—%	—%

The Company estimated the present value of the convertible notes using an estimated 15% discount rate and the three-year maturity period. The Company estimated the aggregate fair value at issuance to be $698,620, and estimated the fair value at December 31, 2024 to be $891,364, resulting in a loss on change in fair value of $192,744 for the year ended December 31, 2024. During the year ended December 31, 2025, the Company recorded a change in fair value of $131,677 upon settlement of the notes.

Convertible Note embedded conversion option

During the year ended December 31, 2025, certain of the Company’s convertible note agreements contained conversion terms that may require the debt to be settled with a variable number of shares based on discounted pricing to market of the Company’s Class A Common Stock. Under ASC 815, the instrument is accounted for at fair value, which are determined using level 3 inputs.

The Company estimated the fair value of the derivative liability as of December 31, 2025, and each respective issuance date using a Monte-Carlo simulation model, and the following key assumptions:

	December 31, 2025	Issuance Dates

Term, in years	0.83-2.08	1.48-3.01
Expected volatility	115.5%	81.40-102.4%
Risk-free interest rate	3.42-3.46%	3.79-4.18%
Expected dividend yield	—%	—%
Continuous discount rate	14.27-14.48%	8.84-14.62%
Discount rate	3.42-14.48%	4.18-14.56%
Discount factor	0.89-0.97	0.68-0.94

Upon conversion, the Company estimated the fair value of the derivative liability as the share price on the date of conversion multiplied by the shares issued upon conversion, less the principal amount converted.

The following table represent the activity related to the embedded conversion options during the year ended December 31, 2025:

Derivative liability as of December 31, 2024	$-
Value of derivative upon exchange on 2025 Convertible Notes	1,605,939
Value of derivative upon issuance of White Lion Notes	171,561
Value of derivative settled upon conversion of notes	(3,440,412)
Change in fair value of derivative liability	2,070,278
Derivative liability as of December 31, 2025	$407,366

Forward Purchase Agreement

The fair value upon issuance of the Forward Purchase Agreement (both the FPA Put Option liability and Fixed Maturity Consideration) and the change in fair value is included in other expense, net in the consolidated statements of operations. The fair value of the FPA was estimated using a Monte-Carlo Simulation in a risk-neutral framework. Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted back to present. Finally, the value of the forward is calculated as the average present value over all simulated paths. The Maturity Consideration was also valued as part of this model as the timing of the payment of the Maturity Consideration may be accelerated if the Maturity Date is accelerated. The model also considered the likelihood of a dilutive offering of common stock.

On November 15, 2024, the Company entered into a Confidential Rescission, Settlement, and Release Agreement with the FPA Seller whereby the parties mutually agreed to rescind the Forward Purchase Agreement and related agreements between the parties, which as a result, any transactions, notices or other obligations thereunder are void ab initio. The parties also agreed to release each other of all claims related to the Forward Purchase Agreement, and in exchange for such release, the Company agreed to issue to the FPA Seller 450,000 restricted Class A Common shares with a fair value of $450,000 based on the closing price of the Company’s Class A common stock at the agreement date

The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of November 15, 2024, the date of settlement, and December 31, 2023:

	November 15, 2024	December 31, 2023

Stock price	$1.00	$2.03
Term (in years)	2.00	2.88
Expected volatility	75.0%	40.7%
Risk-free interest rate	4.22%	3.96%
Expected dividend yield	—%	—%

The Company estimated the likelihood of a Dilutive Offering at a price of $5.00 per share to be 50% within nine months of December 31, 2023. The FPA estimated fair value is considered a level 3 fair value measurement.

Warrant Liability

Based on the redemption right present in the warrants issued in connection with promissory notes, the warrants are accounted for as a liability in accordance with ASC 480 and ASC 815, with the changes in fair value of the warrants recognized in the statement of operations.

The Company valued the warrants using the trading prices of the Public Warrants, which mirror the terms of the note payable warrants. The Company also estimated the fair value of the redemption put using a present value calculation for the time from the Closing Date of the MIPA through the 18-month redemption date and an estimated discount rate of 15%. The estimated fair value of the warrants and redemption put was $0 and $5,681,849 as of December 31, 2025 and December 31, 2024, respectively, and the Company recognized a change in fair value of the warrant liability of a loss of $152,490 and $804,004 during the years ended December 31, 2025 and 2024, respectively. The warrant liability estimated fair value is considered a level 3 fair value measurement.

Put Option Right

The Company has determined that the Put Option Right is a derivative liability required to be bifurcated from its host instrument. This liability was recorded as a liability at fair value on the consolidated balance sheet as of the reporting date in accordance with ASC 815. The fair value of the liability was estimated using a Monte-Carlo Simulation in a risk-neutral framework. Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the estimated term to exercise and then discounted back to present. Finally, the value of the Put Option Right is calculated as the average present value over all simulated paths.

The Company estimated the fair value of the Put Option Right to be $2,309,000 and $2,650,000 as of December 31, 2025 and 2024, respectively, and recognized a gain (loss) on the change in fair value of the derivative liability of $341,000 and $(746,000) during the year ended December 31, 2025 and 2024, respectively. The Company estimated the fair value of the derivative liability as of December 31 2025 and 2024 using a Monte-Carlo simulation model, and the following key assumptions: 1) Estimated CEO tenure of approximately 8 years from his appointment in December 2023; 2) equity volatility of 96.9% and 87.2%; 3) risk free-rate of 3.84% and 4.41%; and 4) an estimated discount rate of 13.86% and 9.98%. The Company will accrete the value of the mezzanine equity to redemption value over the estimated period until exercise when the estimated redemption value exceeds the estimated fair value of the derivative liability. The estimated fair value of the Put Option Right is considered a level 3 fair value measurement.

Nonrecurring Basis

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued expenses, approximates their fair value due to the short maturity of such instruments. Financial instruments also consist of debt for which fair value approximates carrying values as the debt bears interest at fixed or variable rates which are reflective of current rates otherwise available to the Company. The Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.